Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Stockholders' Equity
Computation of Basic and Diluted Net Earnings Per Share

	Three Months Ended
	April 30,	April 30,
	2020	2019
Net loss	$(243.1)	$(5.0)
(Shares in millions)
Basic weighted average common shares	23.1	21.2
Effect of dilutive securities - dilutive securities	-	-
Diluted weighted average common shares	23.1	21.2

Basic net loss per common share	$(10.52)	$(0.24)
Diluted net loss per common share	$(10.52)	$(0.24)

	Year Ended
	January 31,	January 31,	January 31,
	2020	2019	2018
Net (loss) earnings(1)	$(96.4)	$14.4	$(24.1)
(Shares in millions)
Basic weighted average common shares	22.3	20.1	20.1
Effect of dilutive securities - dilutive securities	-	0.1	-
Diluted weighted average common shares	22.3	20.2	20.1

Basic net (loss) earnings per common share(2)	$(4.32)	$0.72	$(1.20)
Diluted net (loss) earnings per common share(2)	$(4.32)	$0.71	$(1.20)
(1)

During the year ended January 31, 2019, the Company incurred approximately $30.6 of costs related to the completion of the merger of the Aerospace Solutions business of KLX Inc. with The Boeing Company, the Spin-Off of the energy services business into an independent public company, including $10.7 of non-cash compensation expense related to the acceleration of unvested shares held by the Company’s employees, the amendment of the $100.0 asset based lending facility due to the issuance of $250.0 of Notes and the acquisition of Motley.

(2)

On September 14, 2018, the distribution date, KLX stockholders of record as of the close of business on September 3, 2018 received 0.4 shares of KLX Energy Services common stock for every 1.0 share of KLX common stock held as of the record date. January 31, 2018 basic and diluted net loss per common share and the average number of common shares outstanding were calculated using the number of KLX Energy Services common shares outstanding immediately following the distribution.

Restricted Stock Shares Granted, Vested, Forfeited and Outstanding

	January 31, 2020			January 31, 2019
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Remaining		Average	Remaining
	Shares	Grant Date	Vesting Period	Shares	Grant Date	Vesting Period
	(in thousands)	Fair Value	(in years)	(in thousands)	Fair Value	(in years)
Outstanding, beginning of period	2,466.2	$28.71	3.54	256.7	$42.68	1.83
Make-whole shares granted upon Spin-Off	—	—		37.6	37.23
Shares granted	617.5	8.21		2,480.3	28.88
Shares vested	(628.7)	28.50		(291.8)	38.50
Shares forfeited	(90.3)	19.95		(16.6)	33.18
Outstanding, end of period	2,364.7	$23.75	2.63	2,466.2	$28.71	3.54